LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Principal value
7.7% senior secured notes due February 2017	$—	$200
5.375% senior secured notes due December 2020	240	240
6.25% senior secured notes due April 2023	315	315
	555	755
Less: Unamortized debt issue costs	(7)	(9)
Less: Current portion	—	(200)
	$548	$546
Maturities of long-term debt are as follows:

(US $ millions)	2018	2019	2020	2021	2022	Thereafter	Total
Maturities of long-term debt	$—	$—	$240	$—	$—	$315	$555

As at December 31, 2017, the weighted average effective interest rate on the Company’s debt-related obligations was 5.9% (2016 – 6.4%).
Senior Secured Notes Due 2017
The Company’s senior secured notes due in February 2017 bore a fixed interest rate that varied with the changes in the Company’s credit ratings. In 2017 and 2016, the interest rate was 7.70%. In February 2017, the Company repaid these notes at maturity.
Senior Secured Notes Due 2020
The Company’s senior secured notes due in December 2020 bear a fixed interest rate of 5.375%. The notes rank pari passu with the Company’s existing senior secured notes due in 2023 and committed revolving bank lines.
Senior Secured Notes Due 2023
The Company’s senior secured notes due in April 2023 bear a fixed interest rate of 6.25%. The notes rank pari passu with the Company’s existing senior secured notes due in 2020 and committed revolving bank lines.
Revolving Bank Lines
The Company has an aggregate commitment of $245 million under committed revolving bank lines which bear interest at money market rates plus a margin that varies with the Company’s credit rating. The maturity date of the total aggregate commitment is May 2019. The bank lines are secured by a first lien on the Company’s North American OSB inventory and property, plant and equipment. This lien is shared pari passu with holders of the 2020 and 2023 senior secured notes.
At year-end, none of the revolving bank lines were drawn as cash, $19 million (2016 – $25 million) was utilized for letters of credit and $226 million (2016 – $220 million) was available to support short-term liquidity requirements.
The revolving bank lines contain two quarterly financial covenants: minimum tangible net worth of $500 million and maximum net debt to total capitalization, book basis (note 17), of 65%. The Company was in compliance with the financial covenants at year-end.
Debt Issue Costs
Finance expense related to amortization of debt issue costs for 2017 was $2 million (2016 – $2 million).